Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
A summary of our stock option award activity as of and for the year ended December 31, 2018 is as follows (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Options exercisable at December 31, 2017	824	$2.84
Options outstanding at December 31, 2017	902	$3.03
Options granted	—	$—
Options forfeited	(17)	$5.12
Options expired	(290)	$2.68
Options exercised	(37)	$0.70
Options outstanding at December 31, 2018	558	$3.31	2.7	$—
Options exercisable at December 31, 2018	523	$3.18	2.4	$—

Schedule of restricted stock activity
A summary of our restricted stock unit activity as of and for the year ended December 31, 2018 is as follows (in thousands, except per share data):

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Non-vested restricted stock units outstanding at December 31, 2017	341	$4.73
Granted	498	$1.92
Forfeited	(285)	$2.66
Vested	(187)	$4.03
Non-vested restricted stock units outstanding at December 31, 2018	367	$2.88
The following table summarizes information about restricted stock units that vested during the years ended December 31, 2018 and 2017 based on service conditions (in thousands):

	Year Ended December 31,
	2018	2017
Fair value on vesting date of vested restricted stock units	$364	$798

Schedule of compensation expense
Total share-based compensation expense related to all of our share-based units for the years ended December 31, 2018 and 2017 was allocated as follows (in thousands):

	Year Ended December 31,
	2018	2017
Cost of revenues:
Services	$34	$40
Product and product-related	16	19
Marketing and sales	101	157
General and administrative	483	636
Total share-based compensation expense	$634	$852